Note 5 - Debt - Interest Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
GRA Note	$ 1,286	$ 143,524
Senior Notes [Member]
GRA Note	633	1,727
Paycheck Protection Program CARES Act [Member]
GRA Note	653	1,203
Insurance Premium Financing Costs[Member]
GRA Note		1,743
Convertible Debt [Member]
GRA Note		$ 138,851